Finance Cost and Income - Summary of Other Financial (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Finance Income [abstract]
Finance Cost - Net foreign exchange gains/(losses)	$ (353)	$ (363)	$ (101)
Finance Cost - Net gains/(losses) on hedging instruments	(613)	(747)	(562)
Finance Cost - Other financial income/(cost), including bank fees and taxes	(248)	(239)	(208)
Finance Cost - Other financial results	(1,214)	(1,349)	(871)
Finance Income - Hyperinflation monetary adjustments	17	286	152
Finance Income - Other financial income/(cost), including bank fees and taxes	25	66	48
Finance Income - Other financial results	42	352	200
Net - Net foreign exchange gains/(losses)	(353)	(363)	(101)
Net - Net gains/(losses) on hedging instruments	(613)	(747)	(562)
Net - Hyperinflation monetary adjustments	17	286	152
Net - Other financial income/(cost), including bank fees and taxes	(223)	(173)	(160)
Net - Other financial results	$ (1,172)	$ (997)	$ (671)